Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Hartford Funds Exchange-Traded Trust
Entity Central Index Key	0001501825
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000266734 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Equity Premium Income ETF
Class Name	Hartford Equity Premium Income ETF
Trading Symbol	HEMI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Hartford Equity Premium Income ETF (the "Fund") for the period of December 16, 2025 (commencement of operations of Fund) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
Additional Information Phone Number	1‑800‑456‑7526
Additional Information Website	hartfordfunds.com/reports-etf
Expenses [Text Block]
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment^
Hartford Equity Premium Income ETF	$19	0.49%
*	Costs of a $10,000 investment for a full six-month period would be higher.
^	Annualized.

Expenses Paid, Amount	$ 19	[1]
Expense Ratio, Percent	0.49%	[2]
Net Assets	$ 32,783,911
Holdings Count | Holding	86
Investment Company Portfolio Turnover	22.00%	[3]
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of April 30, 2026
Fund's net assets	$32,783,911
Total number of portfolio holdings	86
Portfolio turnover rate (excludes in-kind creation or redemption transactions)*	22%
*	Reflects rate for the period of December 16, 2025 through April 30, 2026.

Holdings [Text Block]
Graphical Representation of Holdings
as of April 30, 2026
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	33.0%
Communication Services	12.4%
Financials	11.3%
Consumer Discretionary	10.3%
Industrials	9.8%
Health Care	7.7%
Consumer Staples	4.2%
Energy	3.3%
Utilities	2.5%
Materials	1.5%
Real Estate	1.2%
Short-Term Investments	0.7%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

[1]	Costs of a $10,000 investment for a full six-month period would be higher.
[2]	Annualized.
[3]	Reflects rate for the period of December 16, 2025 through April 30, 2026.